SHARE-BASED COMPENSATION - Schedule of Principal Weighted Assumptions, year end (Details) - $ / shares		12 Months Ended
	May 06, 2021	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Expected dividends per share (CA$) (in CA$ per share)		$ 0	$ 0
Exercise price (CA$) (in CA$ per share)		6.94	21.86
Share price (CA $) (in CA$ per share)	$ 19.73	$ 6.94	$ 21.86
Volatility (%)	40.00%	40.00%	40.00%
Risk-free interest rate (%)	1.40%	2.78%	1.16%
Expected option life (years)	7 years 6 months 29 days	7 years 6 months	7 years 6 months